Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	16-17	Trust Advisor	Situs Holdings, LLC
Principal Prepayment Detail	18		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Delinquency Loan Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61690AAA2	1.980000%	46,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690AAB0	3.557000%	72,000,000.00	60,908,714.64	1,182,636.57	180,543.58	0.00	0.00	1,363,180.15	59,726,078.07	34.37%	30.00%
A-2	61690AAC8	3.434000%	40,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690AAD6	3.473000%	175,000,000.00	169,066,958.41	0.00	489,307.96	0.00	0.00	489,307.96	169,066,958.41	34.37%	30.00%
A-4	61690AAE4	3.753000%	242,202,000.00	242,202,000.00	0.00	757,486.76	0.00	0.00	757,486.76	242,202,000.00	34.37%	30.00%
A-S	61690AAG9	4.068000%	57,560,000.00	57,560,000.00	0.00	195,128.40	0.00	0.00	195,128.40	57,560,000.00	26.35%	23.00%
B	61690AAH7	4.656627%	49,338,000.00	49,338,000.00	0.00	191,457.22	0.00	0.00	191,457.22	49,338,000.00	19.48%	17.00%
C	61690AAJ3	4.656627%	34,947,000.00	34,947,000.00	0.00	135,612.62	0.00	0.00	135,612.62	34,947,000.00	14.61%	12.75%
D	61765XAN4	3.237000%	38,031,000.00	38,031,000.00	0.00	102,588.62	0.00	0.00	102,588.62	38,031,000.00	9.31%	8.13%
E	61765XAQ7	3.237000%	8,223,000.00	8,223,000.00	0.00	22,181.54	0.00	0.00	22,181.54	8,223,000.00	8.16%	7.13%
F	61765XAS3	3.237000%	12,334,000.00	12,334,000.00	0.00	33,270.96	0.00	0.00	33,270.96	12,334,000.00	6.44%	5.63%
G	61765XAU8	3.237000%	13,362,000.00	13,362,000.00	0.00	36,044.00	0.00	0.00	36,044.00	13,362,000.00	4.58%	4.00%
H	61765XAW4	3.237000%	9,177,000.00	9,177,000.00	0.00	24,754.96	0.00	0.00	24,754.96	9,177,000.00	3.30%	2.88%
J	61765XAYO	3.237000%	23,715,316.00	23,715,315.97	0.00	76,649.16	0.00	0.00	76,649.16	23,715,315.97	0.00%	0.00%
HMD	61765XBE3	5.043917%	15,000,000.00	13,607,082.35	30,824.30	59,100.63	0.00	0.00	89,924.93	13,576,258.05	0.00%	0.00%
V	61765XBB9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765XBC7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			837,289,317.01	732,472,071.37	1,213,460.87	2,304,126.41	0.00	0.00	3,517,587.28	731,258,610.50

Notional Certificates
X-A	61690AAF1	1.029166%	575,602,000.00	472,177,673.06	0.00	404,957.82	0.00	0.00	404,957.82	470,995,036.48
X-B	61765XAA2	0.588627%	57,560,000.00	57,560,000.00	0.00	28,234.48	0.00	0.00	28,234.48	57,560,000.00
X-D	61765XAC8	1.419627%	38,031,000.00	38,031,000.00	0.00	44,991.53	0.00	0.00	44,991.53	38,031,000.00
X-E	61765XAE4	1.419627%	8,223,000.00	8,223,000.00	0.00	9,727.99	0.00	0.00	9,727.99	8,223,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	61765XAG9	1.419627%	12,334,000.00	12,334,000.00	0.00	14,591.40	0.00	0.00	14,591.40	12,334,000.00
X-GH	61765XAJ3	1.419627%	22,539,000.00	22,539,000.00	0.00	26,664.15	0.00	0.00	26,664.15	22,539,000.00
X-J	61765XAL8	1.419627%	23,715,316.00	23,715,315.97	0.00	28,055.75	0.00	0.00	28,055.75	23,715,315.97
Notional SubTotal			738,004,316.00	634,579,989.03	0.00	557,223.12	0.00	0.00	557,223.12	633,397,352.45

Deal Distribution Total					1,213,460.87	2,861,349.53	0.00	0.00	4,074,810.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690AAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690AAB0	845.95437000	16.42550792	2.50754972	0.00000000	0.00000000	0.00000000	0.00000000	18.93305764	829.52886208
A-2	61690AAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690AAD6	966.09690520	0.00000000	2.79604549	0.00000000	0.00000000	0.00000000	0.00000000	2.79604549	966.09690520
A-4	61690AAE4	1,000.00000000	0.00000000	3.12750002	0.00000000	0.00000000	0.00000000	0.00000000	3.12750002	1,000.00000000
A-S	61690AAG9	1,000.00000000	0.00000000	3.39000000	0.00000000	0.00000000	0.00000000	0.00000000	3.39000000	1,000.00000000
B	61690AAH7	1,000.00000000	0.00000000	3.88052252	0.00000000	0.00000000	0.00000000	0.00000000	3.88052252	1,000.00000000
C	61690AAJ3	1,000.00000000	0.00000000	3.88052251	0.00000000	0.00000000	0.00000000	0.00000000	3.88052251	1,000.00000000
D	61765XAN4	1,000.00000000	0.00000000	2.69749993	0.00000000	0.00000000	0.00000000	0.00000000	2.69749993	1,000.00000000
E	61765XAQ7	1,000.00000000	0.00000000	2.69749970	0.00000000	0.00000000	0.00000000	0.00000000	2.69749970	1,000.00000000
F	61765XAS3	1,000.00000000	0.00000000	2.69749959	0.00000000	0.00000000	0.00000000	0.00000000	2.69749959	1,000.00000000
G	61765XAU8	1,000.00000000	0.00000000	2.69750037	0.00000000	0.00000000	0.00000000	0.00000000	2.69750037	1,000.00000000
H	61765XAW4	1,000.00000000	0.00000000	2.69750027	0.00000000	0.00000000	0.00000000	0.00000000	2.69750027	1,000.00000000
J	61765XAYO	999.99999873	0.00000000	3.23205307	(0.53455286)	5.78003810	0.00000000	0.00000000	3.23205307	999.99999873
HMD	61765XBE3	907.13882333	2.05495333	3.94004200	0.00000000	0.00000000	0.00000000	0.00000000	5.99499533	905.08387000
V	61765XBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765XBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690AAF1	820.31972276	0.00000000	0.70353790	0.00000000	0.00000000	0.00000000	0.00000000	0.70353790	818.26511458
X-B	61765XAA2	1,000.00000000	0.00000000	0.49052259	0.00000000	0.00000000	0.00000000	0.00000000	0.49052259	1,000.00000000
X-D	61765XAC8	1,000.00000000	0.00000000	1.18302253	0.00000000	0.00000000	0.00000000	0.00000000	1.18302253	1,000.00000000
X-E	61765XAE4	1,000.00000000	0.00000000	1.18302201	0.00000000	0.00000000	0.00000000	0.00000000	1.18302201	1,000.00000000
X-F	61765XAG9	1,000.00000000	0.00000000	1.18302254	0.00000000	0.00000000	0.00000000	0.00000000	1.18302254	1,000.00000000
X-GH	61765XAJ3	1,000.00000000	0.00000000	1.18302276	0.00000000	0.00000000	0.00000000	0.00000000	1.18302276	1,000.00000000
X-J	61765XAL8	999.99999873	0.00000000	1.18302240	0.00000000	0.00000000	0.00000000	0.00000000	1.18302240	999.99999873

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	180,543.58	0.00	180,543.58	0.00	0.00	0.00	180,543.58	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	489,307.96	0.00	489,307.96	0.00	0.00	0.00	489,307.96	0.00
A-4	08/01/21 - 08/30/21	30	0.00	757,486.76	0.00	757,486.76	0.00	0.00	0.00	757,486.76	0.00
A-S	08/01/21 - 08/30/21	30	0.00	195,128.40	0.00	195,128.40	0.00	0.00	0.00	195,128.40	0.00
X-A	08/01/21 - 08/30/21	30	0.00	404,957.82	0.00	404,957.82	0.00	0.00	0.00	404,957.82	0.00
X-B	08/01/21 - 08/30/21	30	0.00	28,234.48	0.00	28,234.48	0.00	0.00	0.00	28,234.48	0.00
X-D	08/01/21 - 08/30/21	30	0.00	44,991.53	0.00	44,991.53	0.00	0.00	0.00	44,991.53	0.00
X-E	08/01/21 - 08/30/21	30	0.00	9,727.99	0.00	9,727.99	0.00	0.00	0.00	9,727.99	0.00
X-F	08/01/21 - 08/30/21	30	0.00	14,591.40	0.00	14,591.40	0.00	0.00	0.00	14,591.40	0.00
X-GH	08/01/21 - 08/30/21	30	0.00	26,664.15	0.00	26,664.15	0.00	0.00	0.00	26,664.15	0.00
X-J	08/01/21 - 08/30/21	30	0.00	28,055.75	0.00	28,055.75	0.00	0.00	0.00	28,055.75	0.00
B	08/01/21 - 08/30/21	30	0.00	191,457.22	0.00	191,457.22	0.00	0.00	0.00	191,457.22	0.00
C	08/01/21 - 08/30/21	30	0.00	135,612.62	0.00	135,612.62	0.00	0.00	0.00	135,612.62	0.00
D	08/01/21 - 08/30/21	30	0.00	102,588.62	0.00	102,588.62	0.00	0.00	0.00	102,588.62	0.00
E	08/01/21 - 08/30/21	30	0.00	22,181.54	0.00	22,181.54	0.00	0.00	0.00	22,181.54	0.00
F	08/01/21 - 08/30/21	30	0.00	33,270.96	0.00	33,270.96	0.00	0.00	0.00	33,270.96	0.00
G	08/01/21 - 08/30/21	30	0.00	36,044.00	0.00	36,044.00	0.00	0.00	0.00	36,044.00	0.00
H	08/01/21 - 08/30/21	30	0.00	24,754.96	0.00	24,754.96	0.00	0.00	0.00	24,754.96	0.00
J	08/01/21 - 08/30/21	30	149,752.52	63,972.06	0.00	63,972.06	(12,677.09)	0.00	0.00	76,649.16	137,075.43
HMD	08/01/21 - 08/31/21	31	0.00	59,100.63	0.00	59,100.63	0.00	0.00	0.00	59,100.63	0.00
Totals			149,752.52	2,848,672.43	0.00	2,848,672.43	(12,677.09)	0.00	0.00	2,861,349.53	137,075.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 28

Additional Information
Total Available Distribution Amount (1)	4,074,810.40
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,861,610.95	Master Servicing Fee	8,966.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,823.21
Interest Adjustments	0.05	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	315.37
ARD Interest	0.00	Operating Advisor Fee	14.65
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	608.86
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,861,611.00	Total Fees	12,938.54

Principal		Expenses/Reimbursements
Scheduled Principal	1,213,460.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	11,690.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(20,406.04)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(3,961.88)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	(0.05)	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,213,460.87	Total Expenses/Reimbursements	(12,677.04)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,861,349.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,213,460.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,074,810.40
Total Funds Collected	4,075,071.87	Total Funds Distributed	4,075,071.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	718,864,989.22	718,864,989.22	Beginning Certificate Balance	732,472,071.37
(-) Scheduled Principal Collections	1,182,636.62	1,182,636.62	(-) Principal Distributions	1,213,460.87
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(0.05)	(0.05)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	717,682,352.65	717,682,352.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	719,796,386.08	719,796,386.08	Ending Certificate Balance	731,258,610.50
Ending Actual Collateral Balance	718,434,347.97	718,434,347.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.20)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.20)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP
5,000,000 or less	14	44,795,238.04	6.24%	49	4.7454	2.113805	1.40 or less	16	342,989,400.10	47.79%	47	4.5332	0.789330
5,000,001 to 10,000,000	14	94,402,972.18	13.15%	49	4.5848	1.429409	1.41 to 1.50	4	39,487,559.38	5.50%	49	4.6240	1.430497
10,000,001 to 15,000,000	5	60,549,365.83	8.44%	49	4.3758	2.196657	1.51 to 1.60	4	52,799,496.27	7.36%	48	4.4832	1.568614
15,000,001 to 25,000,000	6	115,312,391.39	16.07%	73	4.6543	1.543101	1.61 to 1.70	4	23,994,332.97	3.34%	50	4.6159	1.670353
25,000,001 to 50,000,000	8	273,932,019.40	38.17%	44	4.3000	1.537964	1.71 to 1.80	1	15,261,439.51	2.13%	49	4.6200	1.731800
50,000,001 to 75,000,000	2	106,497,865.55	14.84%	49	4.8723	0.124204	1.81 to 1.90	3	53,198,250.36	7.41%	47	4.2487	1.854430
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	3	33,422,858.54	4.66%	49	4.4625	1.919418
Totals	55	717,682,352.65	100.00%	51	4.5266	1.412071	2.01 to 2.50	8	97,055,559.61	13.52%	68	4.7042	2.267030
							2.51 to 3.00	1	10,900,000.00	1.52%	50	4.0500	2.623051
							3.01 or greater	5	26,380,955.65	3.68%	50	4.2664	3.302585
							Totals	55	717,682,352.65	100.00%	51	4.5266	1.412071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP	New Jersey	3	6,245,913.25	0.87%	55	4.4319	1.922988
Alabama	3	600,917.41	0.08%	168	4.8650	2.067200	New York	11	133,211,152.42	18.56%	41	4.0794	1.563588
Arizona	1	533,850.74	0.07%	168	4.8650	2.067200	North Carolina	6	18,194,100.10	2.54%	54	4.7100	1.327074
Arkansas	5	9,476,995.32	1.32%	56	4.6472	1.369978	Ohio	11	14,364,557.34	2.00%	56	4.6542	2.059776
California	15	106,195,001.33	14.80%	51	4.7130	0.393792	Oklahoma	1	633,109.42	0.09%	168	4.8650	2.067200
Colorado	2	6,193,467.13	0.86%	59	4.6827	0.715149	Oregon	2	437,274.73	0.06%	168	4.8650	2.067200
Connecticut	4	606,282.74	0.08%	168	4.8650	2.067200	Pennsylvania	10	3,402,738.63	0.47%	116	5.0467	1.661480
Delaware	1	3,144,230.77	0.44%	49	4.4100	1.915700	Rhode Island	1	93,893.35	0.01%	168	4.8650	2.067200
Florida	6	72,633,104.21	10.12%	50	4.8617	1.338315	South Carolina	2	308,506.70	0.04%	168	4.8650	2.067200
Georgia	5	32,213,055.47	4.49%	49	4.4125	1.836292	Tennessee	4	561,213.94	0.08%	168	4.8650	2.067200
Idaho	1	134,133.35	0.02%	168	4.8650	2.067200	Texas	19	134,708,470.74	18.77%	52	4.6821	1.488750
Illinois	3	743,635.30	0.10%	168	4.8650	2.067200	Utah	1	72,432.01	0.01%	168	4.8650	2.067200
Indiana	6	16,655,401.26	2.32%	52	4.4187	1.777362	Virginia	4	22,108,506.70	3.08%	52	4.0614	2.950328
Iowa	2	26,843,280.54	3.74%	51	4.5552	1.116994	Washington	2	169,008.02	0.02%	168	4.8650	2.067200
Kansas	1	3,868,886.00	0.54%	48	4.7300	1.944000	Wisconsin	3	10,176,953.79	1.42%	53	4.8021	1.351583
Kentucky	3	667,544.89	0.09%	102	5.0954	1.552554	Totals	167	717,682,352.65	100.00%	51	4.5266	1.412071
Louisiana	4	39,601,990.56	5.52%	49	4.2641	1.834241
									Property Type³
Maine	1	123,402.68	0.02%	168	4.8650	2.067200
Maryland	1	7,145,979.02	1.00%	49	4.4100	1.915700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	2	329,968.04	0.05%	168	4.8650	2.067200		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	7	10,972,079.60	1.53%	59	4.6297	1.787202	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP
Minnesota	1	3,915,996.50	0.55%	49	4.4100	1.915700	Industrial	2	21,800,000.00	3.04%	50	4.0500	2.962825
Mississippi	1	85,845.34	0.01%	168	4.8650	2.067200	Lodging	6	130,295,280.71	18.16%	49	4.8653	0.210472
Missouri	4	7,886,263.63	1.10%	56	4.7405	0.124050	Mixed Use	5	134,508,627.42	18.74%	38	4.0801	1.555702
New Hampshire	2	230,709.36	0.03%	168	4.8650	2.067200	Mobile Home Park	1	1,735,841.18	0.24%	50	5.3940	2.228200
							Multi-Family	11	143,773,715.19	20.03%	49	4.5309	1.534002
							Office	4	65,217,853.79	9.09%	49	4.7214	1.334300
							Retail	24	162,051,403.10	22.58%	49	4.5355	1.716229
							Self Storage	108	36,107,131.00	5.03%	124	4.6841	2.334053
							Totals	167	717,682,352.65	100.00%	51	4.5266	1.412071

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP
	4.000% or less	3	90,000,000.00	12.54%	42	3.8600	1.162993	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	11	143,179,948.14	19.95%	48	4.2736	2.107153	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	32	453,893,830.60	63.24%	53	4.7154	1.217073	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	8,416,073.65	1.17%	49	5.2591	1.937450	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	717,682,352.65	100.00%	51	4.5266	1.412071	49 months or greater	49	695,489,852.39	96.91%	51	4.5203	1.402032
								Totals	55	717,682,352.65	100.00%	51	4.5266	1.412071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP
	120 months or less	48	672,703,278.69	93.73%	47	4.5086	1.379500	Interest Only	12	204,510,721.67	28.50%	42	4.1707	1.872943
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	66,008,483.81	9.20%	48	4.4780	1.611319
	Totals	54	694,895,778.95	96.82%	47	4.5155	1.390588	241 months to 300 months	29	402,184,073.21	56.04%	49	4.6855	1.090537
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	694,895,778.95	96.82%	47	4.5155	1.390588
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	22,192,500.26	3.09%	50	4.7225	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		3	60,900,000.00	8.49%	43	3.8940	1.592325	121 months to 240 months	1	22,786,573.70	3.18%	168	4.8650	2.067200
	12 months or less	44	575,510,604.86	80.19%	52	4.5439	1.401486	241 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	59,079,247.53	8.23%	49	4.9366	1.211187	Totals	1	22,786,573.70	3.18%	168	4.8650	2.067200
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	717,682,352.65	100.00%	51	4.5266	1.412071
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453000238	MU	New York	NY	Actual/360	3.86025%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	09/06/21
1A	453000294	MU	New York	NY	Actual/360	3.86025%	132,955.56	0.00	0.00	N/A	03/06/25	--	40,000,000.00	40,000,000.00	09/06/21
1B	453000295	MU	New York	NY	Actual/360	3.86025%	33,238.89	0.00	0.00	N/A	03/06/25	--	10,000,000.00	10,000,000.00	09/06/21
2	300801372	LO	Hollywood	FL	Actual/360	4.91325%	229,965.33	88,944.97	0.00	N/A	10/01/25	--	54,357,115.26	54,268,170.29	03/01/21
3	1544454	LO	San Jose	CA	Actual/360	4.83025%	217,487.99	61,546.53	0.00	N/A	09/01/25	--	52,291,241.79	52,229,695.26	09/01/21
4	1544803	SS	Various	Various	Actual/360	4.86525%	97,251.15	427,561.08	(0.05)	N/A	09/01/35	--	23,214,134.78	22,786,573.70	09/01/21
5	305081005	OF	Richardson	TX	Actual/360	4.79025%	164,169.58	52,005.61	0.00	N/A	10/01/25	--	39,801,366.01	39,749,360.40	09/01/21
6	453000198	MU	New York	NY	Actual/360	4.51025%	155,344.44	0.00	0.00	N/A	01/07/24	--	40,000,000.00	40,000,000.00	09/07/21
7	1544889	RT	Hammond	LA	Actual/360	4.20025%	124,671.11	78,088.21	0.00	N/A	08/01/25	--	34,471,275.26	34,393,187.05	09/01/21
9	1545593	RT	Various	Various	Actual/360	4.41025%	102,881.25	0.00	0.00	N/A	10/01/25	--	27,091,835.67	27,091,835.67	09/01/21
10	300801402	MF	Ames	IA	Actual/360	4.55325%	104,636.03	33,020.58	0.00	N/A	11/01/25	--	26,688,514.43	26,655,493.85	09/01/21
11	305081011	MF	Augusta	GA	Actual/360	4.34025%	97,453.50	34,310.60	0.00	N/A	08/01/25	--	26,076,453.03	26,042,142.43	09/01/21
12	300801383	RT	Fairfield	CA	Actual/360	4.72125%	84,535.67	30,414.39	0.00	N/A	11/01/25	--	20,794,420.40	20,764,006.01	08/01/21
13	300801401	IN	Manassas	VA	Actual/360	4.05025%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	09/01/21
13A	304101476	IN	Manassas	VA	Actual/360	4.05025%	38,013.75	0.00	0.00	N/A	11/01/25	--	10,900,000.00	10,900,000.00	09/01/21
14	300801390	RT	Houston	TX	Actual/360	4.56825%	80,867.43	28,940.32	0.00	N/A	11/01/25	--	20,558,354.46	20,529,414.14	09/01/21
15	300801393	MF	San Antonio	TX	Actual/360	4.52225%	77,744.83	24,869.82	0.00	N/A	11/01/25	--	19,965,573.38	19,940,703.56	09/01/21
16	300801405	OF	Beverly Hills	CA	Actual/360	4.57625%	63,244.18	19,758.60	0.00	N/A	11/01/25	--	16,050,013.07	16,030,254.47	09/01/21
17	300801375	MF	Houston	TX	Actual/360	4.62025%	60,789.60	18,727.19	0.00	N/A	10/01/25	--	15,280,166.70	15,261,439.51	09/01/21
18	1544460	MF	San Antonio	TX	Actual/360	4.62025%	54,430.46	16,864.88	0.00	N/A	09/01/25	--	13,681,724.70	13,664,859.82	09/01/21
19	305081019	MF	Greenwood	IN	Actual/360	4.27025%	48,175.01	17,408.81	0.00	N/A	09/01/25	--	13,101,914.82	13,084,506.01	09/01/21
20	1544751	RT	Plant City	FL	Actual/360	4.80525%	49,651.67	0.00	0.00	N/A	09/01/25	--	12,000,000.00	12,000,000.00	09/01/21
21	1544928	MF	Pleasant Prairie	WI	Actual/360	4.80025%	40,733.70	13,306.83	0.00	N/A	10/01/25	--	9,854,927.24	9,841,620.41	09/01/21
23	695100594	MF	Garfield Heights	OH	Actual/360	4.61825%	32,302.43	13,932.43	0.00	N/A	11/06/25	--	8,123,103.96	8,109,171.53	09/06/21
24	695100591	OF	Auburn Hills	MI	Actual/360	4.70025%	28,345.69	27,638.47	0.00	N/A	11/06/25	--	7,003,740.52	6,976,102.05	09/06/21
25	695100589	LO	Kansas City	MO	Actual/360	4.73425%	30,603.13	12,613.59	0.00	N/A	11/06/25	--	7,507,207.83	7,494,594.24	07/06/20
26	1545434	RT	Durham	NC	Actual/360	4.74025%	32,005.40	10,782.79	0.00	N/A	09/01/25	--	7,841,258.87	7,830,476.08	09/01/21
28	695100593	MF	Broadview Heights	OH	Actual/360	4.55025%	27,582.00	10,642.54	0.00	N/A	11/06/25	--	7,039,716.20	7,029,073.66	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	300801392	LO	Morrisville	NC	Actual/360	4.69925%	25,562.73	15,841.99	0.00	N/A	11/01/25	--	6,317,462.47	6,301,620.48	09/01/21
30	305081030	RT	Sugar Land	TX	Actual/360	4.68025%	23,669.64	9,963.72	0.00	N/A	11/01/25	--	5,873,360.25	5,863,396.53	09/01/21
31	300801376	SS	Plantation	FL	Actual/360	4.49325%	22,171.77	10,102.91	0.00	N/A	10/01/25	--	5,730,660.21	5,720,557.30	09/01/21
32	695100595	MF	Dunwoody	GA	Actual/360	4.70725%	23,268.28	9,691.94	0.00	N/A	11/06/25	--	5,740,647.59	5,730,955.65	09/06/21
33	1545172	RT	Fort Worth	TX	Actual/360	4.46525%	20,422.50	13,916.06	0.00	N/A	09/01/25	--	5,311,635.74	5,297,719.68	09/01/21
34	300801382	RT	Auburn	CA	Actual/360	4.55725%	21,543.61	9,571.13	0.00	N/A	10/01/25	--	5,490,100.97	5,480,529.84	09/01/21
35	695100590	LO	Russellville	AR	Actual/360	4.80025%	21,505.72	12,874.10	0.00	N/A	11/06/25	--	5,202,997.30	5,190,123.20	09/06/21
36	1545043	RT	Golden	CO	Actual/360	4.66525%	22,712.45	7,763.19	0.00	N/A	09/01/25	--	5,653,966.25	5,646,203.06	09/01/21
37	300801363	LO	Corpus Christi	TX	Actual/360	5.20325%	21,606.34	11,378.90	0.00	N/A	10/01/25	--	4,822,456.14	4,811,077.24	09/01/21
38	305081038	MU	Gonzales	LA	Actual/360	4.66025%	18,122.97	7,688.85	0.00	N/A	11/01/25	--	4,516,316.27	4,508,627.42	09/01/21
39	300801378	SS	San Leandro	CA	Actual/360	4.26825%	18,008.59	0.00	0.00	N/A	10/01/25	--	4,900,000.00	4,900,000.00	09/01/21
40	300801388	MH	Lake Placid	FL	Actual/360	4.58525%	16,724.48	6,815.94	0.00	N/A	11/01/25	--	4,235,982.02	4,229,166.08	09/01/21
41	300801397	MF	Commerce	TX	Actual/360	4.75025%	16,097.87	6,593.79	0.00	N/A	11/01/25	--	3,935,642.35	3,929,048.56	09/01/21
42	1545423	RT	Shawnee	KS	Actual/360	4.73025%	15,758.19	0.00	0.00	N/A	09/01/25	--	3,868,886.00	3,868,886.00	09/01/21
43	305081043	RT	North Wilkesboro	NC	Actual/360	4.62025%	12,927.04	5,571.21	0.00	11/01/25	10/15/30	--	3,249,361.29	3,243,790.08	09/01/21
44	1545721	OF	Los Altos	CA	Actual/360	4.65025%	14,014.58	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	09/01/21
45	300801381	RT	Greendale	IN	Actual/360	4.98125%	13,064.93	7,357.00	0.00	N/A	11/01/25	--	3,046,011.11	3,038,654.11	09/01/21
46	1545449	MF	Bullhead City	AZ	Actual/360	5.04025%	13,768.40	5,106.01	0.00	N/A	09/01/25	--	3,172,442.97	3,167,336.96	09/01/21
47	305081047	RT	Georgetown	TX	Actual/360	5.00025%	12,869.29	4,845.82	0.00	N/A	09/01/25	--	2,988,995.44	2,984,149.62	09/01/21
48	300801318	MF	Cincinnati	OH	Actual/360	4.81525%	10,771.74	4,075.68	0.00	N/A	08/01/25	--	2,597,947.41	2,593,871.73	09/01/21
49	300801377	SS	Vallejo	CA	Actual/360	4.31825%	10,039.35	0.00	0.00	N/A	10/01/25	--	2,700,000.00	2,700,000.00	09/01/21
50	1544522	OF	La Mirada	CA	Actual/360	4.62025%	9,807.29	3,038.72	0.00	N/A	09/01/25	--	2,465,175.59	2,462,136.87	09/01/21
51	1545115	RT	Massillon	OH	Actual/360	4.12025%	7,627.72	0.00	0.00	N/A	09/01/25	--	2,150,000.00	2,150,000.00	09/01/21
52	695100596	RT	Various	Various	Actual/360	5.27825%	8,508.15	2,847.60	0.00	N/A	11/06/25	--	1,872,002.83	1,869,155.23	09/06/21
53	300801407	MH	Oregonia	OH	Actual/360	5.39425%	8,074.71	2,587.26	0.00	N/A	11/01/25	--	1,738,428.44	1,735,841.18	09/01/21
54	300801380	SS	Phoenix	AZ	Actual/360	4.93525%	7,462.21	1,995.99	0.00	N/A	11/01/25	--	1,755,985.29	1,753,989.30	09/01/21
55	300801379	SS	Phoenix	AZ	Actual/360	4.93525%	6,095.89	1,630.52	0.00	N/A	11/01/25	--	1,434,466.91	1,432,836.39	09/01/21
Totals							2,802,255.53	1,182,636.57	(0.05)				718,864,989.22	717,682,352.65

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,912,006.24	6,817,777.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,045,847.00	0.00	--	--	10/13/20	0.00	0.00	318,154.36	1,894,726.44	0.00	0.00
3	(1,080,174.71)	(2,573,655.27)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	44,497,744.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,555,119.87	1,710,036.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,136,709.44	13,022,010.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,593,760.91	2,379,844.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,314,500.79	1,157,117.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	6,248.92	0.00
10	2,189,091.96	1,590,980.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,349,770.30	626,923.37	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,539,071.11	832,261.71	01/01/21	06/30/21	--	0.00	0.00	114,233.81	114,233.81	0.00	0.00
13	2,998,483.46	1,497,065.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,206,584.90	1,122,852.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,604,608.28	844,818.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,453,804.24	378,485.15	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,672,795.81	863,549.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	948,020.31	647,806.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,384,443.46	773,531.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,128,728.47	623,859.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	884,864.40	441,350.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,162,255.37	612,015.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	11,702.00	0.00	--	--	01/11/21	2,873,944.40	91,641.47	31,421.44	507,469.96	0.00	0.00
26	1,394,420.29	692,850.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	806,057.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	(131,887.89)	(29,013.82)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	482,913.79	329,733.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	359,505.39	02/01/21	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,149,265.38	618,733.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	788,547.72	540,403.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	341,712.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	382,911.00	186,681.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	56,124.74	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	2,851.01	0.00
37	925,204.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	562,498.00	284,212.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	724,052.00	542,890.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	432,773.06	209,589.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	364,719.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	339,570.00	169,785.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	315,250.00	157,625.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	339,946.32	169,973.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	443,251.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	492,558.00	342,648.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	330,198.68	167,102.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	203,028.94	141,635.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	161,628.57	83,675.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	284,805.41	144,393.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	132,301,450.54	38,878,891.03				2,873,944.40	91,641.47	463,809.61	2,516,430.21	9,099.93	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	61,762,764.53	0	0.00	1	7,494,594.24	0	0.00	0	0.00	0	0.00	4.526571%	4.482757%	51
08/17/21	0	0.00	0	0.00	2	61,864,323.09	0	0.00	1	7,507,207.83	1	54,357,115.26	0	0.00	0	0.00	4.526903%	4.483089%	52
07/16/21	0	0.00	0	0.00	1	7,519,770.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527232%	4.483419%	53
06/17/21	0	0.00	0	0.00	2	62,074,562.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527576%	4.483762%	54
05/17/21	0	0.00	0	0.00	2	62,174,813.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527900%	4.484086%	55
04/16/21	0	0.00	0	0.00	2	62,283,071.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528241%	4.484427%	56
03/17/21	1	6,397,361.72	0	0.00	2	62,382,447.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528560%	4.484747%	57
02/18/21	1	20,987,952.26	0	0.00	2	62,506,778.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528935%	4.485120%	58
01/15/21	1	21,017,459.92	0	0.00	2	62,605,216.80	0	0.00	0	0.00	0	0.00	0	0.00	1	29,929,399.68	4.529249%	4.485435%	59
12/17/20	0	0.00	1	21,046,848.11	3	92,670,859.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.543406%	4.490789%	60
11/18/20	1	21,078,870.38	0	0.00	3	92,819,081.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.543718%	4.491103%	61
10/19/20	2	27,585,330.59	1	7,636,409.47	2	85,317,723.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.544007%	4.491392%	62
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300801372 03/01/21		5	6	318,154.36	1,894,726.44	135.00	54,810,975.22	04/10/20	1
12	300801383 08/01/21		0	B	114,233.81	114,233.81	0.00	20,794,420.40
25	695100589 07/06/20		13	6	31,421.44	507,469.96	0.00	7,673,370.22	10/02/20	7			08/11/21
Totals					463,809.61	2,516,430.21	135.00	83,278,765.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		40,000,000	40,000,000	0		0
37 - 48 Months		277,415,171	277,415,171	0		0
49 - 60 Months		374,236,818	312,474,054	54,268,170		7,494,594
> 60 Months		26,030,364	26,030,364	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	717,682,353	655,919,588	0	0	54,268,170	7,494,594
Aug-21	718,864,989	657,000,666	0	0	54,357,115	7,507,208
Jul-21	720,042,814	712,523,044	0	0	7,519,770	0
Jun-21	721,278,404	659,203,841	0	0	62,074,563	0
May-21	722,446,409	660,271,595	0	0	62,174,814	0
Apr-21	723,687,951	661,404,880	0	0	62,283,071	0
Mar-21	724,846,155	656,066,345	6,397,362	0	62,382,448	0
Feb-21	726,235,515	642,740,784	20,987,952	0	62,506,779	0
Jan-21	727,383,358	643,760,682	21,017,460	0	62,605,217	0
Dec-20	758,494,149	644,776,441	0	21,046,848	92,670,860	0
Nov-20	759,753,864	645,855,912	21,078,870	0	92,819,081	0
Oct-20	760,847,362	640,307,899	27,585,331	7,636,409	85,317,723	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300801372	54,268,170.29	54,810,975.22	65,700,000.00	02/03/21	4,320,067.00	1.12880	12/31/19	10/01/25	288
25	695100589	7,494,594.24	7,673,370.22	5,500,000.00	05/25/21	11,702.00	0.02250	12/31/20	11/06/25	289
35	695100590	5,190,123.20	5,190,123.20	9,300,000.00	09/18/15	186,681.85	0.90490	06/30/21	11/06/25	229
Totals		66,952,887.73	67,674,468.64	80,500,000.00		4,518,450.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	300801372	LO	FL	04/10/20	1

COVID--The loan transferred to special servicing effective 4/10/2020 for imminent monetary default. The property is a 311-unit hotel, built in 1973 and most recently renovated upon conversion to DoubleTree by Hilton in 2017. A lender inspection was completed and found the collateral to be in good condition with no deferred maintenance. Forbearance relief has been agreed to and closed. Special Servicer is finalizing onboarding of modified terms with Master Servicer.

May 2021 TTM - 43.8% occupancy, $164.77 ADR and $72.17 RevPAR with a RevPAR Index of 77.8.

25	695100589	LO	MO	10/02/20	7

COVID - The loan transferred to special servicing effective 10/2/2020 due to imminent monetary default. The 99 room lodging property was built in 1991 (renovated in 2015) and is located in Kansas City, MO. Inspection dated 10/23/20 stated the proper ty is in good condition and noted only deteriorating asphalt as deferred maintenance. An appraisal was finalized with a drop in value being driven predominantly by pandemic impacts and increase in hotel supply in the market. A foreclosure sale occurred on 7/30/21 without the borrower paying the loan in full; therefore, the Trust's SPE obtained title to the hotel. Property being managed by Providence Hospitality Partners. TTM July 2021 achieved 46.1% occupancy,

$72.52 ADR and $33.45 RevPAR (compa red to $37.64 TTM 2020 and $58.81 TTM 2019) TTM RevPAR Index of 63.5 compares to 74.3 TTM 2020 and 80.6 in TTM 2019. The trailing three month RevPAR Index is up year-over-year, from

61.4 in 2020 to 66.3 in 2021. The special servicer is continuing to stabilize the asset and to respond to the plunge in market fundamentals caused by COVID.

35	695100590	LO	AR	09/02/20	2

COVID - Loan transferred to special servicing on 9/2/2020 due to imminent monetary default. The property is a 68-room lodging property, built in 2008 and is located in Russellville, AR. The property was most recently inspected on 1/7/2021 and found to be in good condition at that time. A 10/16/20 Property Condition Report (PCR) noted minor maintenance needs. The PCR detailed costs of $3,850 and $8,250 for immediate and short-term repairs, respectively. TTM July 2021 states

57.6% occupancy, $82. 01 ADR, and $47.24 RevPAR (compared to $50.03 TTM 2020 and $54.36 TTM 2019). RevPAR Index of 103.9 compares to 110.7 in 2020 and 107.3 in 2019. The trailing three-month RevPAR Index is down year-over-

year, from 131.1 in 2020 to 108.9 in 2021. The special servicer, through counsel, is in negotiations with the Borrower as it relates to a foreclosure settlement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300801372	55,878,088.80	4.91303%	55,270,114.41 4.91303%		9	04/01/21	04/01/20	08/11/21
29	300801392	6,584,500.19	4.69903%	6,569,738.74 4.69903%		10	06/29/20	04/01/20	08/11/20
36	1545043	5,742,396.77	4.66503%	5,734,244.70 4.66503%		9	07/15/20	07/20/20	08/11/20
Totals		68,204,985.76		67,574,097.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	(23,142.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	1,616.14	0.00	0.00	11,690.88	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,120.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	(3,961.88)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(20,406.04)	0.00	(3,961.88)	11,690.88	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(12,677.04)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28